UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Inflective Asset Management, LLC

Address:  1334 Parkview Avenue
	Suite 310
          	Manhattan Beach, CA 90266

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kent Galli
Title:  Controller
Phone:  310-545-2992


Signature, Place and Date of Signing:

/s/ Kent Galli         Manhattan Beach, CA     May 08, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-11615
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total: $232,682
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-11615
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE

                              			TITLE OF                          		VALUE	SHRS OR  SH/ PUT/   	INVSTMT    OTHER    	VOTING
NAME OF ISSUER                		CLASS		CUSIP       	(X$1000)	PRN AMT  PRN CALL	DISCRETN  MGRS		SOLE
--------------               		 	-----                 	-----       		--------   	-------  			--------	   --------  ----    	----

BLOCKBUSTER INC    		COM                	93679108        	56	14000	SH		SOLE			14000
BLOCKBUSTER  INC		CONV PFD 7.5%      93679306       	246	265	SH		SOLE			265
C&D TECHNOLOGY INCQ		COM               	124661109		144	15600	SH		SOLE			15600
CERADYNE INC CALIF		COM               	156710105       	250	5000	SH		SOLE			5000
CHESAPEAKE ENERG		PFD CV B 5%       	165167826    	845	7950	SH		SOLE			7950
CHESAPEAKE CONV PFD		PFD CV B 5%       	165167834   	1832    	17245	SH		SOLE			17245
LIONS GATE ENTERTAINMENT CORP	COM               	535919203       	137    	13500	SH		SOLE			13500
US STEEL CORP			PFD CV B 7%       	912909207   	2987  	15400	SH		SOLE			15400
AFFIL MANAGERS			CV PFD 5.10%    	00169X104     	1331   	26375	SH		SOLE			26375
AMZN 4.75 02/09                             	NOTE 4.750% 2/0 	023135AF3        	3770  	3936000	PRN		SOLE			3936000
AFG 1.4861% CONV 06-02-2033                 NOTE 1.486% 6/0 	025932AD6        	4975	10000000	PRN		SOLE			10000000
AIG CONV 0% (DTC) 11/31                     	DBCV 11/0       	026874AP2        	7401	10812000	PRN		SOLE			10812000
AMGN .375 02/13                             	NOTE .375% 2/13 	031162AP5     	4247 	4190000	PRN		SOLE			4190000
BE 2.50 12/2024                             	NOTE 2.50% 12/2	074002AA4         	875    	880000	PRN		SOLE			880000
BEAZER HOMES USA 4.625% 06/24	NOTE 4.625% 6/1 	07556QAL9     	8789 	6095000	PRN		SOLE			6095000
BBY 2.25 1/15/22                            	SDCV 2.250% 1/1 	086516AF8     	12093  	9550000	PRN		SOLE			9550000
C&D TECH 5.25% 11-01-25                     	NOTE 5.25% 11/25	124661AA7        	1202 	930000	PRN		SOLE			930000
CSGS 2.5 06/24                              	NOTE 2.500% 6/1 	126349AB5     	2882  	2866000	PRN		SOLE			2866000
CSX 0.00% CONV DUE 10/30/2021	DBCV 10/3       	126408GA5        	8789 	8119000	PRN		SOLE			8119000
CDIS 3.25 12/25                             	NOTE 3.250%12/1 	127914AA7      	1146  	803000	PRN		SOLE			803000
CAL DIVE INTL 'CONV' 3.25%		NOTE 3.250%12/1 	127914AB5        	1999 	1400000	PRN		SOLE			1400000
CCL 1.132 04/33                             	DBCV 1.132% 4/2 	143658AV4     	9095	12940000	PRN		SOLE			12940000
CERADYNE INC 2.875% 12-15-35	NOTE 2.875% 12/1	156710AA3        	5129    	4600000	PRN		SOLE			4600000
COHERENT INC CONV 2.75%		DBCV 2.75% 3/1	192479AA1        	1089    	970000	PRN		SOLE			970000
CONSTELLATION BRANDSINC	PFD 1/40 A5.75  	21036P306     	3518    	94600	SH		SOLE			94600
CREDIT SUISSE FB    CONV PFD	PFD CV          	22541L889     	1558     	26580	SH		SOLE			26580
CYMI 3.5 02/09                              	NOTE 3.500% 2/1 	232572AE7        	4363   	4278000	PRN		SOLE			4278000
DO 1.50% CONV DUE 4/15/2031	DBCV 1.500% 4/1 	25271CAE2     	5879  	3200000	PRN		SOLE			3200000
DKS 1.6061 02-18-24                         	NOTE 1.606% 2/1 	253393AB8     	9325   	12230000	PRN		SOLE			12230000
WALT DISNEY CO 2.125% 04-15-23	NOTE 2.125% 4/1 	254687AU0     	4966   	4631000	PRN		SOLE			4631000
ELEC DATA SYS 3.875% 07-15-2023	NOTE 3.875% 7/1 	285661AF1     	3145  	3000000	PRN		SOLE			3000000
EURONET WW 1.625 CONV 144A	DBCV  1.625%12/1	298736AC3      	496     	398000	PRN		SOLE			398000
EEFT 1.625 24-09                            	DBCV  1.625%12/1	298736AD1      	3669   	2944000	PRN		SOLE			2944000
FLIR SYSTEMS INC 3.00% 6/1/2023	NOTE 3.000% 6/0	302445AB7     	3390   	2400000	PRN		SOLE			2400000
FLR 1.50% 02-15-2024                        	NOTE 1.500% 2/1 	343412AA0     	2287    	1457000	PRN		SOLE			1457000
FREEPORT MC 5.50% CONV PFD	PFD CV B 5.50%  	35671D790      	2333     	1820	SH		SOLE			1820
INCO LTD 3.50 03-14-52                      	SDCV 3.500% 3/1 	453258AR6     	3840  	1982000	PRN		SOLE			1982000
INTEL 2.95 12-15-35                         	DBCV 2.95% 12/1 	458140AC4      	1462    	1700000	PRN		SOLE			1700000
JUNIPER NETWORKS 0.00 PCT	NOTE 6/15/08    	48203RAC8     	2870   	2660000	PRN		SOLE			2660000
LNCR 3.00% CONV DUE 06-15-2033	DBCV 3.000% 6/1 	532791AB6     	6863   	7000000	PRN		SOLE			7000000
LIONS GATE ENTRTNMNT 144A 4.875	DBCV 4.875% 12/1	535919AB0          	59    	31000	PRN		SOLE			31000
LIONS GATE 4.875 12/15/10                   	NOTE 4.875%12/1 	535919AC8        	2626   	1375000	PRN		SOLE			1375000
MXO 2.375 08/15/12                          	DBCV 2.375% 8/1 	577729AD8     	1609   	1015000	PRN		SOLE			1015000
MMR 6 07/02/08                              	NOTE 6.000% 7/0 	582411AB0        	1571 	1193000	PRN		SOLE			1193000
MEDTRONIC INC 1.25% 09/15/2021	DBCV 1.250% 9/1 	585055AD8     	8727   	8795000	PRN		SOLE			8795000
MERQ 4.75 CONV 07-01-07                     	NOTE 4.750% 7/0 	589405AB5        	5063  	5114000	PRN		SOLE			5114000
NII HOLDINGS INC    CL-B COM	COM             	62913F201         	206   	3500	SH		SOLE			3500
NIHD 2.875% CONV 144A		NOTE 2.875% 2/0 	62913FAB8      	428   	187000	PRN		SOLE			187000
NII HOLDINGS 2.875 02/34                    	NOTE 2.875% 2/0 	62913FAC6     	6165 	2693000	PRN		SOLE			2693000
NKTR 3.25 09/12                             	NOTE 3.25% 9/12 	640268AH1      	920   	790000	PRN		SOLE			790000
OSI PHAR 2% 12-15-25                        	NOTE 2.0% 12/15 	671040AE3        	1227    	970000	PRN		SOLE			970000
PIR 6.375 02-15-36                          	NOTE 6.375% 2/15	720279AG3        	1146   	1060000	PRN		SOLE			1060000
PDG 2.75% CONV DUE 10-15-2023	DBCV 2.750%10/1 	725906AK7      	2909 	2334000	PRN		SOLE			2334000
QUANTA SERVICES 4.50 10-01-2023	SDCV 4.500%10/0 	74762EAC6     	6500   	4200000	PRN		SOLE			4200000
RHAT 0.5 01/24                              	DBCV 0.500% 1/1 	756577AB8     	10829 	9000000	PRN		SOLE			9000000
STJ 2.80 12/35                              	DBCV 2.800% 12/1	790849AB9        	6516  	6600000	PRN		SOLE			6600000
SGMS .75 12/24                              	SDCV  0.750%12/0	80874PAC3      	343    	267000	PRN		SOLE			267000
SGMS .75% 12/24                             	SDCV  0.750%12/0	80874PAD1      	2439   	1900000	PRN		SOLE			1900000
SHUFFLE MSTR 1.25 04/15/24                  NOTE 1.250% 4/1 	825549AB4        	6981   	5200000	PRN		SOLE			5200000
SONIC AUTOMOTIVE 4.25% 11-30-15	NOTE 4.25% 11/3 	83545GAK8        	1378  	1085000	PRN		SOLE			1085000
SYMM INC 'CONV 144A' 06-15-2025	NOTE 3.25% 6/1  	871543AA2      	851  	879000	PRN		SOLE			879000
SYMM 3 1/4 06/25                            	NOTE 3.25% 6/1  	871543AB0	969   	1000000	PRN		SOLE			1000000
TEVA 0.25 02/26                             	DBCV 0.250% 2/0 	88163VAE9     	8407 	8300000	PRN		SOLE			8300000
TWTC 2.375% 04-01-26                        	NOTE 2.375% 4/1 	887319AC5         	887  	790000	PRN		SOLE			790000
UNITED AUTO GROUP INC 3.5%	NOTE 3.5% 4/1   	909440AG4     	1240   	1140000	PRN		SOLE			1140000
VCI 1.0843 05/33                            	NOTE 1.625% 5/2 	918866AK0        	7344   	11565000	PRN		SOLE			11565000
VRX 4 11/15/13                              	NOTE 4.000%11/1 	91911XAD6     	40678  	4700000	PRN		SOLE			4700000

                                                 				Total	232682
                                                 				(in thousands)